CONSOLIDATED BALANCE SHEETS - USD ($)		Jun. 30, 2026	Jun. 30, 2025
CURRENT ASSETS:
Cash and cash equivalents		$ 1,395,948	$ 313,566
Financial assets held for trading		2,577,940	2,384,192
Accounts receivable		2,913,286	3,219,313
Deposits, prepayments and other current assets, net		934,333	1,216,589
Due from related parties		0	58,325
Total current assets		7,821,507	7,191,985
NON - CURRENT ASSETS:
Right-of-use asset, net		357,273	0
Deferred tax assets		37,220	0
Other non-current assets		6,492,286	1,537,791
Long-term investment		1,469,063	625,505
Total non - current assets		8,355,842	2,163,296
TOTAL ASSETS		16,177,349	9,355,281
CURRENT LIABILITIES:
Accounts payable		0	3,000
Lease liability		6,235	0
Due to related parties		4,164	1,682,884
Income taxes payable		913,802	544,080
Accrued expenses and other liabilities		926,952	691,306
Total current liabilities		1,851,153	2,921,270
NON - CURRENT LIABILITIES:
Lease liability - non-current		351,121	0
Convertible notes		934,403	1,080,266
Total non - current liabilities		1,285,524	1,080,266
TOTAL LIABILITIES		3,136,677	4,001,536
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY:
Additional paid-in capital		9,952,926	2,050,003
Retained earnings		3,140,389	3,336,442
Accumulated other comprehensive loss		(60,230)	(33,883)
Total shareholders’ equity		13,040,672	5,353,745
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		16,177,349	9,355,281
Class A Ordinary Shares
SHAREHOLDERS’ EQUITY:
Ordinary shares, value	[1]	7,529	1,125
Class B Ordinary Shares
SHAREHOLDERS’ EQUITY:
Ordinary shares, value	[1]	$ 58	$ 58

[1]	Retroactively restated for effect of 1-for-25 reverse stock splits on March 16, 2026 and 1-for-4 reverse stock splits on October 30, 2026.